Business combinations - Purchase price consideration (Details) - IMG Arena US Parent, LLC € in Thousands	Nov. 01, 2025 EUR (€)
Purchase price consideration:
Cash payments	€ 6,030
Deferred consideration received, at fair value	(78,388)
Total acquisition consideration:	€ 72,358